Schedule of Fair Value Derivative Liability (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total Fair Value	$ 18,930,098	$ 19,392,632	$ 18,703,327
CD1 Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	5,364,818	5,494,151	5,244,757
CD2 Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	$ 13,565,280	$ 13,898,481	$ 13,458,570